Description of the Company and Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	May 08, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) ft²	Jul. 02, 2023 USD ($) $ / shares shares	Jul. 03, 2022 USD ($)	Jul. 02, 2023 USD ($) Segment $ / shares shares	Jul. 03, 2022 USD ($)	Jan. 01, 2023 USD ($) Segment $ / shares	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	May 09, 2023 USD ($)	May 04, 2023 $ / shares
Business Acquisition [Line Items]
Number of business segments | Segment					3		3
Common stock, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01		$ 0.01		$ 0.01
Sales price per share (in CHF per share) | $ / shares											$ 22
Cash and cash equivalents			$ 1,231		$ 1,231		$ 1,231	$ 740		$ 1,170
Common stock, shares outstanding (in shares) | shares			1,914,894,444		1,914,894,444
Separation-related costs			$ 102	$ 49	$ 200	$ 59	213	0	$ 0
Research and development costs			99	94	188	182	375	355	320
Net income			430	$ 604	760	$ 1,132	2,087	$ 2,031	$ (879)
Obligations			265		265		$ 293
Variable Interest Entity, Primary Beneficiary
Business Acquisition [Line Items]
Net income			32
Research And Development Facility, Summit, NJ
Business Acquisition [Line Items]
Area (in sq ft) | ft²		290,000
Expected lease expense		$ 10
Expected lease expense term (in years)		15 years
Net Economic Benefit Arrangements | Parent | Related Party
Business Acquisition [Line Items]
Net income			16
Accounts payable			$ 43		$ 43
Consumer Health Business | Consumer Health Spinoff | Parent
Business Acquisition [Line Items]
Cash and cash equivalents	$ 13,800
Over-Allotment Option
Business Acquisition [Line Items]
Shares issued in transaction (in shares) | shares	25,921,884
IPO
Business Acquisition [Line Items]
Shares issued in transaction (in shares) | shares	198,734,444
Proceeds from sale of stock	$ 4,200
Stock issuance costs	$ 131
Kenvue | Johnson & Johnson
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares) | shares	1,716,160,000
Percentage ownership after transaction	89.60%